Condensed Consolidated Interim Statement of Financial Position (Unaudited) - EUR (€) € in Millions	Jul. 02, 2021	Dec. 31, 2020	Jun. 26, 2020
Non-current:
Intangible assets	€ 12,706	€ 8,414	€ 8,395
Goodwill	4,579	2,517	2,514
Property, plant and equipment	5,315	3,860	4,030
Non-current derivative assets	139	6	4
Deferred tax assets	22	27	10
Other non-current assets	399	337	313
Total non-current assets	23,160	15,161	15,266
Current:
Current derivative assets	121	40	9
Current tax assets	22	19	13
Inventories	1,236	681	795
Amounts receivable from related parties	109	150	95
Trade accounts receivable	2,457	1,439	1,776
Other current assets	241	224	216
Cash and cash equivalents	1,824	1,523	893
Total current assets	6,010	4,076	3,797
Total assets	29,170	19,237	19,063
Non-current:
Borrowings, less current portion	11,806	6,382	6,343
Employee benefit liabilities	156	283	350
Non-current provisions	56	83	54
Non-current derivative liabilities	63	15	34
Deferred tax liabilities	3,507	2,134	2,122
Non-current tax liabilities	128	131	261
Other non-current liabilities	38	44	45
Total non-current liabilities	15,754	9,072	9,209
Current:
Current portion of borrowings	1,752	805	762
Current portion of employee benefit liabilities	12	13	15
Current provisions	157	154	172
Current derivative liabilities	32	62	63
Current tax liabilities	230	171	81
Amounts payable to related parties	307	181	232
Trade and other payables	4,131	2,754	2,697
Total current liabilities	6,621	4,140	4,022
Total liabilities	22,375	13,212	13,231
EQUITY
Share capital	5	5	5
Share premium	210	192	184
Merger reserves	287	287	287
Other reserves	(386)	(537)	(647)
Retained earnings	6,454	6,078	6,003
Equity attributable to shareholders	6,570	6,025	5,832
Non-controlling interest	225	0	0
Total equity	6,795	6,025	5,832
Total equity and liabilities	€ 29,170	€ 19,237	€ 19,063